Summary of Significant Accounting Policies - Additional Information (Detail)		6 Months Ended		12 Months Ended
	Oct. 09, 2020 USD ($)	Jun. 30, 2021 USD ($) Class shares	Jun. 30, 2020 Class	Dec. 31, 2020 USD ($) Number Class shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Business combinations, Number of years from acquisition date				1 year
Number of operating segment | Number				1
Number of foreign business | Number				1
Cash				$ 1,500,000	$ 1,600,000
Restricted cash				1,400,000	2,900,000
Impairment, Long lived asset, Held for use				$ 0	0	$ 0
Number of reporting unit | Number				1
Goodwill, Impairment loss				$ 0	0	0
Goodwill		$ 5,717,000		5,717,000	5,717,000
Impairments of definite-lived intangible assets				0	0	0
Finite lived intangible assets, Net		8,035,000		8,534,000	9,481,000
Advertising expenses				$ 29,300,000	20,600,000	$ 16,500,000
Number of classes of ordinary shares | Class				2
TPG Pace Tech Opportunities Corp [Member]
Prepaid expenses, Current		241,492		$ 277,890
Federal depository insurance coverage		250,000		250,000
Minimum threshold limit for net tangible assets				5,000,001
Accrued interest and penalties		$ 0		0
Number of classes of ordinary shares | Class		2	1
Cash equivalents		$ 0		0
Class A ordinary shares subject to possible redemption: 45,000,000 shares at a redemption value of $10.00 per share		450,019,539		$ 450,005,937
Stock-based compensation expense		$ 0
Class A Ordinary Shares | TPG Pace Tech Opportunities Corp [Member]
Temporary Equity, Shares Issued | shares				2,046,599
IPO | TPG Pace Tech Opportunities Corp [Member]
Newly issued shares | shares		45,000,000		45,000,000
Offering costs				$ 1,094,456
Offering costs, underwriter discount and deferred discount charged to additional paid-in capital				25,091,705
IPO | TPG Pace Tech Opportunities Corp [Member] | Warrants
Offering costs	$ 752,751			$ 752,751
IPO | Class A Ordinary Shares | TPG Pace Tech Opportunities Corp [Member]
Newly issued shares | shares		45,000,000		45,000,000
Offering costs		$ 1,094,456
Class A ordinary shares subject to possible redemption: 45,000,000 shares at a redemption value of $10.00 per share		$ 25,091,705
Software Development [Member]
Property, plant and equipment, Useful life				4 years
Maximum [Member] | Class A Ordinary Shares
Aggregate warrants | shares				36,333,333
Maximum [Member] | Class A Ordinary Shares | TPG Pace Tech Opportunities Corp [Member]
Aggregate warrants | shares		36,333,333
Maximum [Member] | General and Administrative Expense [Member]
Property, plant and equipment, Useful life				7 years
Maximum [Member] | Software Development [Member]
Property, plant and equipment, Useful life				4 years
Minimum [Member] | General and Administrative Expense [Member]
Property, plant and equipment, Useful life				1 year
Minimum [Member] | Software Development [Member]
Property, plant and equipment, Useful life				1 year
Other Current Assets [Member]
Prepaid expenses, Current				$ 600,000	$ 1,500,000